3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750

Lisa D. Zeises
direct dial:  215.981.4722
zeisesl@pepperlaw.com

December 20, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Touchstone Funds Group Trust
1940 Act File No. 811-08104
1933 Act File No. 033-70958

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated October 27, 2011, amended November 30, 2011, for Class A, Class C, Class Y and Institutional shares of the Touchstone Ultra Short Duration Fixed Income Fund (the “Fund”), a series of the Trust. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

If you have any questions, please contact the undersigned at 215.981.4722 or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ Lisa D. Zeises

Lisa D. Zeises
cc:	Brian E. Hirsch, Esq.
John M. Ford, Esq.

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